Revenue (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Revenue

	Years Ended December 31

(in thousands)	2022		2021

Sales

Gold credit sales	$529,698	50%	$561,920	47%
Silver

Silver credit sales	$400,372	38%	$489,936	41%

Concentrate sales	70,631	6%	83,493	7%

Total silver sales	$471,003	44%	$573,429	48%

Palladium credit sales	$32,160	3%	$45,834	4%

Cobalt sales	$32,192	3%	$20,482	1%

Total sales revenue	$1,065,053	100%	$1,201,665	100%